Activity in Related Party Loans (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance outstanding at December 31, 2013	$ 1,326,327
Principal additions	3,770,089
Principal reductions	(957,059)
Balance outstanding at December 31, 2014	$ 4,139,357